Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity Award Grant Policies and Practices
We do not take into account any material
non-public
information when determining the timing and terms of equity incentive awards. Equity awards, including stock options, are not granted in anticipation of the release of material non-public
information, and the release of material
non-public
information is not timed based on stock option or other equity grant dates.

Award Timing Method	We do not take into account any material non-public information when determining the timing and terms of equity incentive awards.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	Equity awards, including stock options, are not granted in anticipation of the release of material non-public
information, and the release of material
non-public
information is not timed based on stock option or other equity grant dates.
MNPI Disclosure Timed for Compensation Value	false